SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Supplemental Cash Flow Information
Non-cash investing and financing activities for the years ended December 31, 2022, 2021 and 2020 are presented below:

	2022	2021	2020
Unpaid acquisition of PPE	1,846,947	1,856,040	895,394
Principal payment of financial lease (1)	901,526	1,163,922	561,495
(1)	Cancelled through compensation with trade receivables with the creditor. See Note 13.